Significant Accounting Policies (Tables)	12 Months Ended
Dec. 31, 2012
Significant Accounting Policies
Changes in warranty liabilities

Standard Warranty Liability

($ in millions)

	2012	2011
Balance at January 1	$407	$375
Current period accruals	394	435
Accrual adjustments to reflect actual experience	(15)	18
Charges incurred	(392)	(420)
Balance at December 31	$394	$407

Extended Warranty Liability (Deferred Income)

($ in millions)

	2012	2011
Balance at January 1	$636	$670
Revenue deferred for new extended warranty contracts	268	314
Amortization of deferred revenue	(301)	(330)
Other*	4	(19)
Balance at December 31	$606	$636
Current portion	$289	$301
Noncurrent portion	317	335
Balance at December 31	$606	$636

* Other consists primarily of foreign currency translation adjustments.